ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 5. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	June 30,	December 31,
	2025	2024
Accrued interest	$34,386,021	$19,362,859
Accrued offering costs	12,644,719	-
Vendor claim	950,000	950,000
Accrued expenses and other liabilities	2,469,685	51,804
Accrued expenses and other current liabilities	$50,450,425	$20,364,663

XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 5. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following as of:

	December 31,	December 31,
	2024	2023

Property tax payable	$122,671	$78,817
Other current liabilities	96,383	55,863
Accrued expenses and other current liabilities	$219,054	$134,680